Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Miscellaneous current assets [abstract]
Deferred charges	€ 2,841	€ 2,632		€ 2,046
Tax credits	1,243	695		185
Accrued income	260	486		958
Other tax receivables	1,125	3,127		2,286
Grants	1,181	754		687
Other non-trade receivables	1,640	922		774
Total current assets	€ 8,290	€ 8,616	[1]	€ 6,936

[1]	* The year 2019 has been restated to reflect the final accounting of the business combination with Engimplan. See additional information in Notes 2 and 4.